Aberdeen Optimal Allocations Fund: Specialty (Prospectus Summary) | Aberdeen Optimal Allocations Fund: Specialty
Aberdeen Optimal Allocations Fund: Specialty
Objective
The Aberdeen Optimal Allocations Fund: Specialty (the "Specialty Fund" or the "Fund") seeks to maximize total investment return for a given level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Specialty Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
$50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A and Class D Sales
Charges" section on page 167 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" -- "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 146-148 of the Fund's
Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Optimal Allocations Fund: Specialty	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Optimal Allocations Fund: Specialty		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.63%	0.62%	0.66%	0.62%	0.67%
Acquired fund fees and expenses		0.95%	0.95%	0.95%	0.95%	0.95%
Total Annual Fund Operating Expenses		1.98%	2.72%	2.26%	1.72%	1.77%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.52%	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.46%	2.20%	1.74%	1.20%	1.25%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the
Specialty Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Specialty Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Optimal Allocations Fund: Specialty (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	715	1,113	1,536	2,709
Class C Shares	323	795	1,394	3,013
Class R Shares	177	656	1,163	2,555
Institutional Class Shares	122	491	885	1,987
Institutional Service Class Shares	127	507	911	2,041

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Optimal Allocations Fund: Specialty Class C Shares	223	795	1,394	3,013

Portfolio Turnover
The Specialty Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 26.76% of the average value of its portfolio.
Principal Strategies
The Specialty Fund invests in Underlying Funds that are primarily actively managed, many by the Adviser. The Specialty Fund's portfolio includes larger allocations to non-traditional (funds of specific market sectors, emerging markets, international bonds, alternative strategies and real assets such as real estate investment trusts and commodity linked instruments) asset classes.

The Specialty Fund's allocations consist of Underlying Funds that invest in a particular market sector or investment strategy; these include stocks and bonds in some instances, including many that are traded in foreign markets, but also may include commodities, inflation-protected securities and REITs.  It may also include Underlying Funds that concentrate in a particular market sector or industry, or those that use strategies such as short-selling of securities to achieve their objectives.

The Adviser establishes model weights among different asset classes based on the
Specialty Fund's risk profile and strategies. Within each allocation model, the
Adviser selects the Underlying Funds, and the percentage of the Fund's assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis.
The Adviser may make changes to these allocation ranges, at any time and without notice, as appropriate given the risk profile and strategies of the Specialty
Fund in order to achieve the Specialty Fund's investment objective. The
Specialty Fund's current target allocation ranges for investment are: 5-25% in
U.S. equity funds, 25-75% in international/global equity funds (international or global equity funds may include investments in U.S. equities, as well as foreign countries), 0-15% in bond funds and short-term investments, 5-30% in real asset funds (real asset funds may include investments such as real estate and commodities that are physically tangible in nature and often display strong diversification benefits relative to financial assets, due to their typically low correlation with other asset classes as well as their ability to act as a hedge against inflation), and 0-25% in alternative strategies.

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.
Principal Risks
The Specialty Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Affiliated Funds Risk -- The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk -- The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  The Fund invests a significant proportion of its assets in specialty assets (which include investments that focus on a specialized asset class (e.g. commodities) as well as specific market sectors within a broader asset class), which may involve riskier types of securities or investments than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk -- The Underlying Funds invest principally in the securities constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying
Funds at any given time and the percentage of the Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk -- Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk -- The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests.  If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected.  There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk -- Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity.  The Fund does not intend to engage in market timing in Underlying Fund shares.  However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Commodity Risk -- the value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Counterparty and Third Party Risk -- transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk -- a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions. High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk -- the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk -- derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Foreign and Emerging Markets Risk -- foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S.
securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk -- interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk -- changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk -- the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk -- it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk -- instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk -- investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Short Sale Risk -- the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying
Fund must purchase the security and return it to the lender.

Stock Market Risk -- an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.
Performance
The returns presented for the Specialty Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Specialty Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Specialty Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Specialty
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Specialty Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index, as well as the Specialty Composite Index, which is a hypothetical combination of 70% of the S&P 500 Index and 30% of the MSCI EAFE
Index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.
Annual Total Returns -- Class A Shares (Years Ended Dec. 31)

Best Quarter: 19.07% - 2nd quarter 2009 Worst Quarter: -21.91% - 4th quarter 2008
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Optimal Allocations Fund: Specialty	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A shares - Before Taxes	(6.38%)	(0.84%)	4.81%	Jun. 29, 2004
Class A Shares After Taxes on Distributions	Class A shares - After Taxes on Distributions	(6.92%)	(1.81%)	3.61%	Jun. 29, 2004
Class A Shares After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	(4.15%)	(1.13%)	3.58%	Jun. 29, 2004
Class C Shares	Class C shares - Before Taxes	(6.92%)	(1.56%)	4.05%	Jun. 29, 2004
Class R Shares	Class R shares - Before Taxes	(6.56%)	(1.11%)	4.54%	Jun. 29, 2004
Institutional Class Shares	Institutional Class shares - Before Taxes	(6.01%)	(0.59%)	5.10%	Jun. 29, 2004
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(6.01%)	(0.59%)	5.10%	Jun. 29, 2004
S&P 500 ® Index	S&P 500® Index	2.11%	(0.25%)	3.50%	Jun. 29, 2004
Specialty Composite Index	Specialty Composite Index (reflects no deduction for fees, expenses or taxes)	(2.19%)	(1.38%)	3.68%	Jun. 29, 2004